Finance result, net (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finance result, net
Interest income	SFr 204	SFr 1,717	SFr 299	SFr 3,329
Interest cost	(7,574)	(17,274)	(24,369)	(31,404)
Interest expense on leases	(4,758)	(5,665)	(10,377)	(12,275)
Foreign exchange (losses)/gains, net	(116,909)	(162,290)	(155,740)	365,253
Finance result	SFr (129,037)	SFr (183,512)	SFr (190,187)	SFr 324,903